UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09833
Investment Company Act File Number
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 23.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive — 0.4%
Ford Motor Co., 7.45%, 7/16/31(1)	$500	$568,043

		$568,043

Automotive & Auto Parts — 0.3%
O’Reilly Automotive, Inc., 4.875%, 1/14/21	$415	$431,615

		$431,615

Banks — 2.1%
American Express Co., 8.125%, 5/20/19	$405	$512,492
Bank of America Corp., 5.65%, 5/1/18(1)	580	552,033
Citigroup, Inc., 5.85%, 8/2/16(1)	745	797,866
Citigroup, Inc., 8.50%, 5/22/19	185	224,019
Invesco, Ltd., 5.375%, 12/15/14	650	707,487
Merrill Lynch & Co., 5.70%, 5/2/17(1)	200	178,724

		$2,972,621

Beverages — 1.3%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$205,832
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	807,903
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	734,347

		$1,748,082

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$607,600

		$607,600

Broadcasting and Cable — 0.5%
Time Warner, Inc., 5.875%, 11/15/16	$620	$702,039

		$702,039

Chemicals — 0.5%
Dow Chemical Co. (The), 7.60%, 5/15/14	$625	$710,558

		$710,558

Commercial Services — 1.1%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$429,193
Waste Management, Inc., 7.375%, 3/11/19	260	326,711
Western Union Co. (The), 6.20%, 11/17/36	700	745,701

		$1,501,605

Communications Services — 0.7%
Crown Castle International Corp., 9.00%, 1/15/15	$270	$287,550
Qwest Corp., 7.625%, 6/15/15	640	688,000

		$975,550

Diversified Manufacturing — 1.7%
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	$1,310	$1,623,765
Tyco Electronics Group SA, 6.55%, 10/1/17	620	730,235

		$2,354,000

Drugs — 0.7%
Abbott Laboratories, 6.00%, 4/1/39(1)	$420	$546,939
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	461,756

		$1,008,695

	Principal
	Amount
Security	(000’s omitted)	Value
Electric Utilities — 0.9%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$507,500
PPL Energy Supply, LLC, 6.50%, 5/1/18(1)	650	762,167

		$1,269,667

Energy — 0.5%
Petrobras International Finance Co., 7.875%, 3/15/19	$570	$666,900

		$666,900

Financial Services — 1.2%
AWAS Aviation Capital, Ltd., 7.00%, 10/15/16(2)	$571	$562,632
Capital One Bank USA NA, 8.80%, 7/15/19	320	377,960
General Electric Capital Corp., 5.625%, 5/1/18	270	295,880
Janus Capital Group, Inc., 6.70%, 6/15/17	370	383,954

		$1,620,426

Foods — 0.8%
Kraft Foods, Inc., 5.375%, 2/10/20	$510	$578,913
Kraft Foods, Inc., 6.50%, 2/9/40	120	147,596
Ralcorp Holdings, Inc., 4.95%, 8/15/20(1)	365	354,429

		$1,080,938

Foods-Retail — 0.6%
Safeway, Inc., 5.00%, 8/15/19	$730	$799,192

		$799,192

Health Services — 0.3%
McKesson Corp., 6.50%, 2/15/14	$340	$380,321

		$380,321

Insurance — 0.7%
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	$595	$632,035
Willis Group Holdings PLC, 4.125%, 3/15/16	265	269,811

		$901,846

Lodging and Gaming — 1.0%
International Game Technology, 7.50%, 6/15/19	$100	$119,651
Penn National Gaming, Inc., 8.75%, 8/15/19(1)	540	577,800
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15(1)	650	703,625

		$1,401,076

Office Equipment/Supplies — 0.5%
Xerox Corp., 7.20%, 4/1/16	$650	$753,843

		$753,843

Oil and Gas-Equipment and Services — 1.0%
Ensco PLC, 3.25%, 3/15/16(1)	$720	$732,297
Weatherford International, Inc., 6.35%, 6/15/17(1)	630	712,970

		$1,445,267

Pipelines — 0.9%
Energy Transfer Partners, L.P., 5.95%, 2/1/15(1)	$520	$558,620
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	666,152

		$1,224,772

Real Estate Investment Trusts (REITs) — 0.8%
BRE Properties, Inc., 5.50%, 3/15/17	$660	$712,073
Vornado Realty, L.P., 4.25%, 4/1/15	360	373,790

		$1,085,863

Retail-Specialty and Apparel — 2.2%
AutoZone, Inc., 4.00%, 11/15/20(1)	$750	$753,734
Home Depot, Inc., 5.875%, 12/16/36	730	854,991

	Principal
	Amount
Security	(000’s omitted)	Value
Limited Brands, Inc., 6.625%, 4/1/21	$470	$475,875
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(1)	650	714,668
Toys “R” Us, 10.75%, 7/15/17	250	265,625

		$3,064,893

Tobacco — 0.7%
Philip Morris International, Inc., 5.65%, 5/16/18	$870	$1,030,606

		$1,030,606

Toys, Games & Hobbies — 0.6%
Hasbro, Inc., 6.35%, 3/15/40	$735	$812,162

		$812,162

Transportation — 1.0%
Kansas City Southern Mexico, 8.00%, 2/1/18	$500	$537,500
Southwest Airlines Co., 5.125%, 3/1/17	730	783,921

		$1,321,421

Total Corporate Bonds (identified cost $30,692,838)		$32,439,601

Agency Mortgage-Backed Securities — 26.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$319	$335,886
Gold Pool #G04309, 5.50%, 5/1/38	3,571	3,865,232
Gold Pool #G18176, 5.00%, 4/1/22	577	620,763
Pool #A97620, 4.50%, 3/1/41	1,974	2,091,147
Pool #C03517, 4.50%, 9/1/40	2,135	2,263,038
Pool #G08348, 5.00%, 6/1/39	1,079	1,158,782
Pool #Q00285, 4.50%, 4/1/41	2,931	3,105,234

		$13,440,082

Federal National Mortgage Association:
Pool #190405, 4.00%, 10/1/40	$1,635	$1,716,556
Pool #256673, 5.50%, 4/1/37	2,571	2,793,847
Pool #257169, 4.50%, 3/1/38	1,181	1,254,664
Pool #889040, 5.00%, 6/1/37	1,521	1,639,111
Pool #918109, 5.00%, 5/1/37	3,012	3,243,471
Pool #929009, 6.00%, 1/1/38	2,007	2,202,233
Pool #AA3263, 5.00%, 2/1/39	889	967,488
Pool #AB1652, 3.50%, 10/1/40	393	404,650
Pool #AC8540, 4.50%, 12/1/24	850	905,266
Pool #AE0949, 4.00%, 2/1/41	1,260	1,323,433
Pool #AE0971, 4.00%, 5/1/25	497	524,798
Pool #AE7535, 4.00%, 10/1/40	1,416	1,487,539
Pool #AE7758, 3.50%, 11/1/25	981	1,026,288
Pool #AH6827, 4.00%, 3/1/26	752	794,619
Pool #AH9055, 4.50%, 4/1/41	2,117	2,250,399

		$22,534,362

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$184	$198,313

		$198,313

Total Agency Mortgage-Backed Securities (identified cost $34,217,732)		$36,172,757

Commercial Mortgage-Backed Securities — 8.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$310	$316,210
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(3)	350	372,197
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(3)	311	322,105
CGCMT, Series 2004-C1, Class A4, 5.54%, 4/15/40(3)	400	427,750
COMM, Series 2005-LP5, Class A4, 4.982%, 5/10/43(3)	500	540,097
CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38(3)	425	413,567
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(3)	130	135,979
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(3)	270	289,539
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(2)	593	610,431
ESAT, Series 2010-ESHA, Class C, 4.86%, 11/5/27(2)	500	477,531
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	170	171,158
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	350	365,173
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40(3)	400	424,282
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	392,820
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(3)	418	438,161
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	194	193,567
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	314,501
JPMCC, Series 2010-C2, Class C, 5.715%, 11/15/43(2)	500	467,180
JPMCC, Series 2011-C3, Class A2, 3.672%, 2/16/46(2)	675	683,998
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	52	51,993
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	440	462,735
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	495,247
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	380	403,964
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	738	746,238
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	344	347,823
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	409	417,166
RBSCF, Series 2010-MB1, Class C, 4.826%, 4/15/24(2)(3)	325	316,792
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	414	436,613
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(3)	350	377,680
WFCM, Series 2010-C1, Class C, 5.776%, 11/15/43(2)(3)	500	478,814

Total Commercial Mortgage-Backed Securities (identified cost $11,648,631)		$11,891,311

Asset-Backed Securities — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive — 0.7%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(2)	$850	$972,952

		$972,952

Financial Services — 0.3%
FUEL Trust, 4.207%, 4/15/16(2)	$450	$449,059

		$449,059

Total Asset-Backed Securities (identified cost $1,300,000)		$1,422,011

U.S. Treasury Obligations — 37.7%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 2.625%, 8/15/20	$6,235	$6,688,010
U.S. Treasury Bond, 3.875%, 8/15/40	4,210	5,017,794
U.S. Treasury Bond, 4.50%, 2/15/36	1,010	1,311,737
U.S. Treasury Bond, 5.375%, 2/15/31	910	1,284,664

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 6.875%, 8/15/25	$3,105	$4,769,572
U.S. Treasury Note, 1.375%, 11/15/12	4,820	4,884,771
U.S. Treasury Note, 3.375%, 11/15/19	500	567,774
U.S. Treasury Note, 3.50%, 2/15/18	1,180	1,341,697
U.S. Treasury Note, 4.00%, 2/15/15	7,055	7,873,493
U.S. Treasury Note, 4.25%, 11/15/13	11,895	12,885,627
U.S. Treasury Note, 4.625%, 2/15/17	4,735	5,623,182

Total U.S. Treasury Obligations (identified cost $49,974,358)		$52,248,321

Preferred Securities — 1.4%

Security	Shares	Value
Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 6.063%(2)	8,000	$806,812

		$806,812

Insurance — 0.8%
RAM Holdings, Ltd., Series A, 7.50%(4)(5)	2,000	$1,100,125

		$1,100,125

Total Preferred Securities (identified cost $2,824,568)		$1,906,937

Interest Rate Swaptions — 0.2%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/2012	$20,000,000	$230,880
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/2011	9,000,000	81

Total Interest Rate Swaptions (identified cost $1,527,100)			$230,961

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(6)(7)	$2,905	$2,905,215
Eaton Vance Cash Reserves Fund, LLC, 0.08%(7)	1,283	1,282,827

Total Short-Term Investments (identified cost $4,188,042)		$4,188,042

Total Investments — 101.4% (identified cost $136,373,269)		$140,499,941

Other Assets, Less Liabilities — (1.4)%		$(1,994,329)

Net Assets — 100.0%		$138,505,612

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

GECMC	-	General Electric Commercial Mortgage Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

(1)		All or a portion of this security was on loan at September 30, 2011.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $6,333,701 or 4.6% of the Portfolio’s net assets.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Non-income producing security.

(5)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2011.

(6)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2011, the Portfolio loaned securities having a market value of $2,851,921 and received $2,905,215 of cash collateral for the loans.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $8,293 and $2,778, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,648,777

Gross unrealized appreciation	$6,509,122
Gross unrealized depreciation	(2,657,958)

Net unrealized appreciation	$3,851,164

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2011 was as follows:

	Fair Value
	Asset	Liability
Derivative	Derivative	Derivative
Interest Rate Swaptions	$230,961	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$32,439,601	$—	$32,439,601
Agency Mortgage-Backed Securities	—	36,172,757	—	36,172,757
Commercial Mortgage-Backed Securities	—	11,891,311	—	11,891,311
Asset-Backed Securities	—	1,422,011	—	1,422,011
U.S. Treasury Obligations	—	52,248,321	—	52,248,321
Preferred Securities	—	1,906,937	—	1,906,937
Interest Rate Swaptions	—	230,961	—	230,961
Short-Term Investments	—	4,188,042	—	4,188,042

Total Investments	$—	$140,499,941	$—	$140,499,941

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio
By:	/s/ Thomas H. Luster
Thomas H. Luster
President
Date: November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President
Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 23, 2011